RELATED PARTY - Narrative (Details) - Mattamy Jacksonville LLC - Agreement To Sell Developed Lots - Related Party - USD ($) $ in Thousands	1 Months Ended
	May 31, 2021	Jan. 31, 2020
Related Party Transaction [Line Items]
Related party transaction, transaction amount	$ 1,000	$ 4,450
Related party transaction, takedown period (in years)		2 years